Prepayment for sportsbook software	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepayment for sportsbook software

15	Prepayment for sportsbook software
As described in note 14, the Group entered into definitive agreements on May 8, 2024 to assume full control of its sportsbook software technology owned by Fusion. The completion of the agreement is contingent upon receiving customary regulatory approvals. Should these approvals not be secured within one year from the date of the agreement, the transaction will be automatically cancelled and ceased to have effect, unless an extension is agreed upon by the parties. This is shown as a non-current asset on the face of the Statement of Financial Position due to the underlying agreement with a third party being long term in nature.
The Group has agreed to acquire the sportsbook software for a total consideration of €142.4 million, with additional amounts payable if certain earnout conditions are achieved. The upfront consideration ("Tranche One") includes €102.4 million, which will be settled through the cancellation of the pre-existing loan receivable, reclassified per note 14. An additional €20.0 million ("Tranche Two") is payable within 60 calendar days of the conditions being satisfied (the "Completion Date"). On the first anniversary of the Completion Date, the Group will pay an additional €20.0 million ("Tranche Three"), with the option of this amount being paid in cash or settled through the issue of ordinary shares of the Group.
Additional contingent payments of up to €210.0 million may be made through an earn-out mechanism if the Group’s sportsbook revenue more than doubles during the earn-out period, which runs through December 31, 2035. The earnout payments are calculated as a percentage of monthly sportsbook net gaming revenue, ranging from 0% to 8%.
During the last quarter of 2024, the Group made two advancements on Tranche Two totaling the equivalent of €10.3 million, resulting in a total balance at December 31, 2024 of €112.6 million.